Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related parties

22. Related parties

Transactions with related parties

During the year ended December 31, 2021, a member of the Company’s Board of Directors participated in the June 2021 rights offering and purchased a total of 11,336 shares for $84. During the year ended December 31, 2020, the Company’s former CEO and certain of his family members provided research and development and investor relations services to the Company and were compensated in the amount of $156.

Acquisition of NCI

On June 8, 2020, the Company issued 518,732 shares in the Company at a value of $3,906 to Sass Larsen, an entity with significant influence over the Company in exchange for the purchase of the remaining 37% interest in Allarity Therapeutics Denmark ApS (formerly OV SPV2 ApS).

On July 13, 2020, the Company acquired the remaining ownership (16.09%) in Oncology Venture US Inc. for 247,675 common shares valued at $2,029 out of which Sass Larsen was issued 65,625 common shares in the Company valued at $538, and Marie Foegh, our executive officer, received 3,988 ordinary shares valued at $33.